Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Financial liabilities
Schedule of interest-bearing liabilities

in EUR k	Dec 31, 2021	Dec 31, 2020
Non‑current liabilities
Non‑current portion of secured bank loans	-	401
Total non‑current loans	-	401
Lease liabilities	15,588	17,677
Total non‑current liabilities	15,588	18,078

Current liabilities
Current portion of secured bank loans	505	567
Other bank loans	—	387
Bank overdrafts	3,310	1,538
Total current loans	3,815	2,492
Current portion of lease liabilities	3,409	3,528
Total current liabilities	7,224	6,020

Total non‑current and current liabilities	22,812	24,098

Schedule of outstanding interest-bearing liabilities

				Dec 31, 2021		Dec 31, 2020
		Nominal		Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	interest rate	Maturity	amount	amount	amount	amount
Secured bank loan	EUR	2.95%	2017‑22	505	505	968	968
Other bank loan	USD	1%	2020-22	—	—	387	387
Bank overdrafts	EUR	4.75%	Rollover	499	499	498	498
Bank overdrafts	EUR	3.75%	Rollover	2,329	2,329	628	628
Bank overdrafts	EUR	4.50%	Rollover	482	482	412	412
Lease liabilities	EUR	2.1%-3.5%*, 5.4%-9.1%	2017-31	18,997	18,997	21,205	21,205
Total interest‑bearing financial liabilities				22,812	22,812	24,098	24,098

*     represents the incremental borrowing rate of the Group at the commencement of the leases

Schedule of trade payables and other liabilities

in EUR k	Dec 31, 2021	Dec 31, 2020
Trade payables	11,252	31,736
Government grants (deferred income)	9,396	10,292
Contract liabilities	4,842	4,479
Others	14,632	13,483
Trade payables and other liabilities	40,122	59,990
Non‑current	8,028	8,950
Current	32,094	51,040